UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083
Name of Registrant: Vanguard Ohio Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31,2015
Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Ohio (98.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,050
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,383
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,981
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,571
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,687
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,560
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	2,000	2,201
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,789
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	6,398
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,180
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,880	2,084
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	1,042
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	77
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	132
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,272
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	66
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	2,000	2,215
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,475
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,068
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,353
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	8,500	9,329
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	11,719
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,553
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,380
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/19 (Prere.)	4,500	5,218
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,339
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,399

Vanguard Ohio Long-Term Tax-Exempt Fund

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	684
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,847
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,148
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,162
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,137
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,127
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	4,000	4,079
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,564
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,230
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,287
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,515
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,686
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,488
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	133
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,372
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,190	1,260
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,470	1,556
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	430	455
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	530	561
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,314
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,524
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,770
Cincinnati OH GO	5.000%	12/1/18	1,000	1,123
Cincinnati OH GO	5.000%	12/1/24	1,090	1,232
Cincinnati OH GO	5.000%	12/1/26	2,605	2,930
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,156
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,833
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,159
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,794
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,286
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,115
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	4,975
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,437
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,105
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,287
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,784
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,124

Vanguard Ohio Long-Term Tax-Exempt Fund

Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,295
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,363
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,212
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,316
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,053
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,540	10,634
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,313
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,107
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,284
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30 (14)	3,000	3,174
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,095
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.020%	9/8/15	2,200	2,200
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	774
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,299
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.010%	9/8/15 LOC	5,340	5,340
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,286
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,762
Columbus OH GO	5.000%	2/15/22	1,900	2,265
Columbus OH GO	5.000%	2/15/24	1,475	1,804
Columbus OH GO	5.000%	7/1/24	1,000	1,191
Columbus OH GO	5.000%	2/15/25	1,470	1,787
Columbus OH GO	5.000%	2/15/25	1,800	2,145
Columbus OH GO	5.000%	7/1/25	1,400	1,661
Columbus OH GO	5.000%	8/15/25	3,450	4,220
Columbus OH GO	5.000%	8/15/26	2,000	2,354
Columbus OH GO	5.000%	7/1/27	2,000	2,312
Columbus OH GO	5.000%	7/1/30	2,500	2,903
Columbus OH GO	5.000%	7/1/31	1,185	1,370
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,516
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,148
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,046
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	3,920
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,169
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	2,000	2,213

Vanguard Ohio Long-Term Tax-Exempt Fund

Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,538
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,213
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,208
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,173
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,491
Forest Hills OH Local School District GO	5.000%	12/1/46	4,430	4,948
Franklin County OH GO	5.000%	12/1/17 (Prere.)	6,885	7,543
Franklin County OH GO	5.000%	12/1/26	3,000	3,688
Franklin County OH GO	5.000%	12/1/31	3,000	3,581
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,009
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,496
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,657
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,948
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,045
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	2,000	2,205
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	9/8/15	2,200	2,200
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,638
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,656
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,546
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,730
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,737
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,475
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,320
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,316
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,839
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,066

Vanguard Ohio Long-Term Tax-Exempt Fund

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,059
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,132
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,510
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,697
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,266
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,509
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,147
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,199
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,770
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,712
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,121
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,927
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	11,000	12,239
Kent State University OH Revenue	5.000%	5/1/37	4,185	4,592
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/45	4,000	4,292
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,956
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,311
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	9/8/15	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,134
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,702
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,280
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,460
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,611
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,466
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,030
Madison OH Local School District GO	5.250%	12/1/32	695	783
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,267
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/16 (Prere.)	1,950	2,062
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	770	803
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,209

Vanguard Ohio Long-Term Tax-Exempt Fund

Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,077
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	8,068
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,301
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,273
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,330
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,067
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,286
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,720
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,251
Middletown OH City School District GO	5.250%	12/1/48	2,550	2,859
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.020%	9/8/15 LOC	1,075	1,075
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,246
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,413
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,440
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	5,000	5,014
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,173
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	8,530	8,530
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	5,800	5,800
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	13,500	13,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	3,300	3,300
North Olmsted OH School District GO	5.000%	12/1/44	7,450	8,341
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,492
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,445
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,159
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,945
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,349
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	9,400	10,595
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	10,195	11,552
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	2,500	2,677

Vanguard Ohio Long-Term Tax-Exempt Fund

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,000	3,087
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,203
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,351
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,303
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,477
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,173
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,070
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,885
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,208
Ohio GO	5.000%	9/15/23	2,950	3,571
Ohio GO	5.000%	8/1/24	2,000	2,438
Ohio GO	5.000%	5/1/27	5,350	6,374
Ohio GO	5.000%	2/1/30	4,000	4,606
Ohio GO	5.000%	4/1/30	1,770	1,968
Ohio GO	5.000%	2/1/31	4,500	5,177
Ohio GO	5.000%	4/1/31	1,230	1,362
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,369
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,406
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	3,987
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,419
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,554
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,587
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	9/1/15	1,000	1,000

Vanguard Ohio Long-Term Tax-Exempt Fund

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	9/1/15	1,000	1,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	9/1/15	400	400
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,093
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	486
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,488
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	2,790	2,842
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	9,955	10,963
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,542
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,908
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,143
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,293
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,597
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,167
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,756
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,156
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,119
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	837
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,530
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,508
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,597
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,138
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,800
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,827
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,248
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,453
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,348

Vanguard Ohio Long-Term Tax-Exempt Fund

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,230
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,426
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	3,000	3,093
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,440	1,497
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,066
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,662
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,175
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,734
Ohio Public Facilities Commission GO	5.000%	4/1/22	2,395	2,854
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	317
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,096
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	307
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	943
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	181
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	288
Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	720
Ohio State University General Receipts
Revenue	5.000%	6/1/25	4,130	4,915
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,512
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	8,935
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	5,992
Ohio State University General Receipts
Revenue VRDO	0.010%	9/8/15	1,400	1,400
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	3,000	3,739
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,240
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,415
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,128
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	5,000	1,945
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	20,000	7,428
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,523
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	1,680
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	3,213
Ohio University General Receipts Revenue	5.000%	12/1/28	610	693
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,127
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,783
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,215
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,591

Vanguard Ohio Long-Term Tax-Exempt Fund

Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	739
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,399
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,846
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,713
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,140
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,720
Rocky River OH City School District GO	5.375%	12/1/17	1,035	1,091
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,131
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	11,165
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	4,000	4,335
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,950
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,900
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.500%	12/1/29	1,000	1,072
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/35	1,125	1,139
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,545
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,077
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,361
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,257
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,489
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,459
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,046
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,035
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	890	920
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,971
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	1,405	1,543
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,793
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,238
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,320
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	595	638
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,160

Vanguard Ohio Long-Term Tax-Exempt Fund

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,166
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,311
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,188
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	574
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	572
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,319
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,361
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,147
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,131
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,131
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	959
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	685
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,088
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,370
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,565
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,603
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	749
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,572
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,270
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,279
				986,185
Guam (0.5%)
2 Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,189
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,599
				4,788

Vanguard Ohio Long-Term Tax-Exempt Fund

Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue 5.000%	10/1/30	4,000	4,330

Total Tax-Exempt Municipal Bonds (Cost $946,762)			995,303
Total Investments (99.4%) (Cost $946,762)			995,303
Other Assets and Liabilities-Net (0.6%)			6,238
Net Assets (100%)			1,001,541

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of this security represented 0.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).

Vanguard Ohio Long-Term Tax-Exempt Fund

(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2015, the cost of investment securities for tax purposes was $948,090,000. Net unrealized appreciation of investment securities for tax purposes was $47,213,000 consisting of unrealized gains of $48,250,000 on securities that had risen in value since their purchase and $1,037,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
Ohio (101.2%)
	Akron OH GO	5.000%	12/1/15 (Prere.)	2,000	2,024
	Akron OH Income Tax Revenue	2.000%	12/1/15	1,145	1,150
	Akron OH Income Tax Revenue BAN	1.150%	3/10/16	2,250	2,260
	Allen County OH Hospital Facilities Revenue
	(Catholic Healthcare Partners) VRDO	0.010%	9/1/15 LOC	9,730	9,730
	Athens County OH Port Authority Housing
	Revenue VRDO	0.020%	9/8/15 LOC	4,700	4,700
	Avon OH BAN	1.000%	9/9/15	3,000	3,000
	Berea OH BAN	1.000%	3/17/16	1,180	1,185
	Butler County OH BAN	0.520%	7/28/16	2,343	2,343
	Butler County OH Capital Funding Revenue
	VRDO	0.020%	9/8/15 LOC	1,555	1,555
1	Cincinnati OH City School District GO TOB
	VRDO	0.020%	9/8/15	12,120	12,120
1	Cincinnati OH City School District GO TOB
	VRDO	0.030%	9/8/15	5,000	5,000
	Cleveland OH Municipal School District GO	2.000%	12/1/15	5,500	5,523
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Carnegie/89th Garage & Service
	Center LLC Project) VRDO	0.010%	9/8/15 LOC	14,205	14,205
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.020%	9/8/15	4,750	4,750
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.020%	9/8/15	8,300	8,300
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.030%	9/8/15	7,890	7,890
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (Cleveland Museum of Art Project)
	VRDO	0.030%	9/8/15	3,000	3,000
	Cleveland-Cuyahoga County OH Port Authority
	Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.010%	9/8/15 LOC	1,700	1,700
	Columbus OH GO VRDO	0.010%	9/8/15	4,150	4,150
	Columbus OH Regional Airport Authority Airport
	Revenue (FlightSafety International Inc.
	Project) VRDO	0.030%	9/8/15	11,000	11,000
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.030%	9/8/15 LOC	7,780	7,780
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.030%	9/8/15 LOC	1,520	1,520
	Columbus OH Regional Airport Authority Airport
	Revenue (Oasbo Expanded Asset Program)
	VRDO	0.030%	9/8/15 LOC	6,090	6,090
	Columbus OH Regional Airport Authority
	Revenue (Pooled Financing Program) VRDO	0.030%	9/8/15 LOC	4,170	4,170

Vanguard Ohio Tax-Exempt Money Market Fund

1 Columbus OH Sewer Revenue TOB VRDO	0.020%	9/8/15	2,800	2,800
1 Columbus OH Sewer Revenue TOB VRDO	0.020%	9/8/15	4,920	4,920
Columbus OH Sewer Revenue VRDO	0.010%	9/8/15	3,365	3,365
Cuyahoga Falls OH BAN	1.000%	12/3/15	1,550	1,553
Deerfield Township OH BAN	0.300%	10/28/15	2,384	2,384
Delaware OH BAN	1.000%	4/18/16	3,000	3,014
Dublin City OH School District GO BAN	1.000%	5/5/16	2,250	2,261
Fairfield Township OH BAN	1.000%	6/3/16	1,350	1,357
Forest Hills OH Local School District GO	2.000%	12/1/15	675	678
Franklin County OH GO	5.000%	12/1/15	2,000	2,024
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.040%	9/8/15 LOC	10,540	10,540
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.060%	6/1/16	5,750	5,750
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.030%	9/8/15	2,000	2,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.020%	9/8/15	1,600	1,600
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.010%	9/8/15	700	700
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	9/8/15	1,700	1,700
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.020%	9/8/15	14,800	14,800
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	9/8/15	6,635	6,635
Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.030%	12/1/15	5,800	5,800
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	1,000	1,012
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	4,751
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	4,000	4,136
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.250%	6/1/16 (Prere.)	3,290	3,408
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.020%	9/8/15 LOC	2,960	2,960
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.030%	9/8/15	5,625	5,625
Hamilton County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	5,000	5,060
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.030%	9/8/15	8,500	8,500
Hilliard OH GO	1.000%	4/22/16	1,275	1,281
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	2,930
Huber Heights OH BAN	1.250%	9/3/15	1,500	1,500
Huber Heights OH BAN	1.000%	6/2/16	3,500	3,516
Independence OH BAN	1.000%	4/14/16	2,150	2,160
Kent OH BAN	1.000%	9/2/15	2,355	2,355

Vanguard Ohio Tax-Exempt Money Market Fund

3 Kent OH BAN	1.125%	8/31/16	1,800	1,811
Lakewood OH BAN	1.000%	4/7/16	3,685	3,701
1 Lakewood OH City School District GO TOB
VRDO	0.040%	9/8/15	3,825	3,825
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	9/8/15	12,785	12,785
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.030%	9/8/15 LOC	915	915
Lucas County OH BAN	1.500%	7/13/16	2,400	2,423
Marysville OH BAN	1.250%	8/25/16	1,500	1,509
Mason OH BAN	1.250%	6/23/16	2,000	2,014
Mason OH City School District BAN	1.250%	1/26/16	3,000	3,012
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.030%	9/8/15	3,365	3,365
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.030%	9/8/15	7,500	7,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	3,865	3,865
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	2,200	2,200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	4,900	4,900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	9/1/15	6,200	6,200
North Olmsted OH BAN	0.300%	2/3/16	1,335	1,335
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.020%	9/8/15	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.110%	9/8/15 LOC	21,000	21,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.010%	9/1/15 LOC	985	985
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.070%	9/8/15 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	9/8/15 LOC	6,000	6,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	9/8/15 LOC	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	9/8/15 LOC	5,000	5,000
Ohio Common Schools GO VRDO	0.010%	9/8/15	8,530	8,530
Ohio Common Schools GO VRDO	0.010%	9/8/15	5,000	5,000
Ohio Common Schools GO VRDO	0.010%	9/8/15	1,050	1,050
Ohio GO	5.000%	2/1/16	1,100	1,122
Ohio GO	5.375%	2/1/16	1,000	1,021
Ohio GO VRDO	0.020%	9/2/15	16,530	16,530
Ohio GO VRDO	0.010%	9/8/15	9,200	9,200

Vanguard Ohio Tax-Exempt Money Market Fund

Ohio GO VRDO	0.020%	9/8/15	985	985
Ohio GO VRDO	0.020%	9/8/15	4,350	4,350
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.150%	10/6/15	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	9/1/15	14,600	14,600
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	9/1/15	5,400	5,400
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.070%	9/8/15 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	9/8/15	7,495	7,495
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	9/8/15	2,100	2,100
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	9/8/15	1,950	1,950
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	9/8/15	6,285	6,285
Ohio Infrastructure Improvement GO VRDO	0.020%	9/8/15	5,395	5,395
Ohio State University General Receipts
Revenue CP	0.100%	9/17/15	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.080%	11/4/15	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.080%	11/5/15	8,000	8,000
Ohio State University General Receipts
Revenue VRDO	0.010%	9/8/15	1,700	1,700
Ohio State University General Receipts
Revenue VRDO	0.010%	9/8/15	700	700
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/15	2,000	2,024
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/15 (Prere.)	1,815	1,836
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/15 (Prere.)	1,000	1,012
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/15	1,030	1,042
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.) VRDO	0.020%	9/8/15	12,050	12,050
Union County OH BAN	1.000%	3/30/16	2,950	2,962
3 Union Township OH BAN	1.500%	9/8/16	2,000	2,019
Wayne County OH BAN	2.000%	7/7/16	5,000	5,064
Total Tax-Exempt Municipal Bonds (Cost $536,997)				536,997
Total Investments (101.2%) (Cost $536,997)				536,997
Other Assets and Liabilities-Net (-1.2%)				(6,167)
Net Assets (100%)				530,830

Vanguard Ohio Tax-Exempt Money Market Fund

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregatevalue of these securities was $114,560,000, representing 21.6% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2015.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

Vanguard Ohio Tax-Exempt Money Market Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 16, 2015

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.